Goldman Sachs Multi-Strategy Alternatives Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.62%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.23%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.33%	2.72%	3.23%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.70%	1.38%	2.31%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.10%	1.53%	2.13%